Statements of Changes in Shareholder's Deficit - USD ($)	Total	Preferred shares, NIS 0.01 Par Value	Ordinary shares, NIS 0.01 Par Value	Additional paid-in capital	Accumulated deficit
BALANCE at Dec. 31, 2015	$ (527,510)	$ 8,810	$ 154,781	$ 1,215,878	$ (1,906,979)
BALANCE, shares at Dec. 31, 2015		3,096,195	59,125,670
CHANGES DURING THE YEAR ENDED DECEMBER 31
Issuance of ordinary shares, net of issuance expenses	566,569		$ 11,669	554,900
Issuance of ordinary shares, net of issuance expenses, share			4,518,406
Exercise of stock options	273		$ 273
Exercise of stock options, shares			103,428
Stock-based compensation	161,430	$ 614		160,816
Stock-based compensation, shares		237,276
Stock-based compensation for consulting services	48,750			48,750
Stock-based compensation for consulting services, shares
Net loss for the year	(653,461)				(653,461)
BALANCE at Dec. 31, 2016	(403,949)	$ 9,424	$ 166,723	1,980,344	(2,560,440)
BALANCE, shares at Dec. 31, 2016		3,333,471	63,747,504
CHANGES DURING THE YEAR ENDED DECEMBER 31
Exercise of warrants, net of issuance expenses and amount classified to equity upon exercise (see Note 9)	1,063,100		$ 4,625	1,058,475
Exercise of warrants, net of issuance expenses and amount classified to equity upon exercise (see Note 9), shares			1,665,000
Issuance of ordinary shares, net of issuance expenses	562,553		$ 3,015	559,538
Issuance of ordinary shares, net of issuance expenses, share			1,061,125
Exercise of stock options	226		$ 226
Exercise of stock options, shares			81,432
Stock-based compensation	110,008	$ 51		109,957
Stock-based compensation, shares		18,379
Conversion of preferred shares into ordinary shares		$ (9,475)	$ 9,475
Conversion of preferred shares into ordinary shares, shares		(3,351,850)	3,351,850
Stock-based compensation for consulting services	3,801		$ 897	2,904
Stock-based compensation for consulting services, shares			350,000
Net loss for the year	(2,675,372)				(2,675,372)
BALANCE at Dec. 31, 2017	(1,339,633)		$ 184,961	3,711,218	(5,235,812)
BALANCE, shares at Dec. 31, 2017			70,256,911
CHANGES DURING THE YEAR ENDED DECEMBER 31
Exercise of warrants, net of issuance expenses and amount classified to equity upon exercise (see Note 9)	453,223		$ 1,928	451,295
Exercise of warrants, net of issuance expenses and amount classified to equity upon exercise (see Note 9), shares			722,500
Issuance of ordinary shares	80,345		$ 2,134	78,211
Issuance of ordinary shares, shares			800,000
Exercise of stock options			$ 1,656	(1,656)
Exercise of stock options, shares			620,521
Stock-based compensation	47,672			47,672
Stock-based compensation, shares
Net loss for the year	(457,541)				(457,541)
BALANCE at Dec. 31, 2018	$ (1,215,934)		$ 190,679	$ 4,286,740	$ (5,693,353)
BALANCE, shares at Dec. 31, 2018			72,399,932